                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)

                       Supplement dated December 16, 1999
         to the Statement of Additional Information dated July 29, 1999


           A "Business Day" of the Company is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business. However, the Company will be closed for business on December 24, 1999.